Other Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other investments	$ 48.8	$ 48.4
Derivative financial instruments – net	(1.8)	(17.3)
Long-term debt	(5,146.0)	(5,944.9)
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other investments	48.8	48.4
Derivative financial instruments – net	(1.8)	(17.3)
Long-term debt	$ (5,319.9)	$ (6,011.3)